Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Inventories
Raw materials	$ 195,713	$ 169,735
Work-in-process	25,068	20,637
Finished goods	519,171	529,224
Total inventories	$ 739,952	$ 719,596